Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES
15.
INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Under the Hong Kong tax laws, subsidiaries in Hong Kong are subject to the Hong Kong profits tax rate at 16.5% and they are generally be exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Singapore

Under the Singapore tax laws, subsidiaries in Singapore are subject to a unified 17% tax rate, except for certain entities that are entitled to preferential tax treatments, and there are no withholding taxes in Singapore on remittance of dividends.

Chinese Mainland

Effective from January 1, 2008, the statutory Enterprise Income Tax (“EIT”) rate in Chinese mainland is 25%. In accordance with the implementation rules of EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15% with HNTE certificate effective for a period of three years. An entity must file required supporting documents with the tax authority and ensure fulfillment of the relevant HNTE criteria before using the preferential rate. An entity could re-apply for the HNTE certificate when the prior certificate expires.

Certain Chinese mainland subsidiaries and VIEs, including Beijing QIYI Century, Shanghai Zhong Yuan and Beijing iQIYI are qualified HNTEs and enjoy a reduced tax rate of 15% for the years presented, which will expire between 2026 and 2028.

The other subsidiaries and consolidated VIEs and VIE’s subsidiaries in Chinese mainland are subject to the 25% EIT rate.

According to the current EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in Chinese mainland but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in Chinese mainland or which has an establishment or place in Chinese mainland but the aforementioned incomes are not connected with the establishment or place shall be subject to withholding tax (“WHT”) at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty or arrangement provided that the foreign enterprise is the tax resident of the jurisdiction where it is located and it is the beneficial owner of the dividends, interest and royalties income).

The Group’s income/(loss)before income taxes consists of:

	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In thousands)
Non-Chinese mainland	(366,657)	(445,424)	(43,145)	(6,170)
Chinese mainland	2,399,258	1,297,103	(16,356)	(2,339)
	2,032,601	851,679	(59,501)	(8,509)

Income tax expense for the years ended December 31, 2023, 2024 and 2025 consists of:

	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In thousands)
Current income tax expense	81,055	85,450	141,779	20,274
Deferred income tax expense/(benefit)	(1,008)	(24,360)	2,763	395
	80,047	61,090	144,542	20,669

The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax loss or income is as follows:

	Year ended December 31,
	2023	2024
	RMB	RMB
	(In thousands)
Income tax expense at PRC statutory rate	508,150	212,920
Effect of differing tax rates in different jurisdictions	98,963	139,126
Nondeductible expenses and nontaxable income, net	119,442	33,714
Research and development super-deduction	(141,454)	(140,153)
Effect of PRC preferential tax rates	(169,264)	(111,365)
Other adjustments	14,692	8,962
Change in valuation allowance	(350,482)	(82,114)
Income tax expense	80,047	61,090

	Year ended December 31,
	2025	2025	Percent
	RMB	US$	%
	(In thousands)
Income tax benefit at PRC statutory rate	(14,875)	(2,127)	25%
Effect of PRC preferential tax rates	64,902	9,281	(109)%
Foreign tax effects	22,863	3,269	(38)%
Research and development super-deduction	(116,810)	(16,704)	196%
Change in valuation allowance	15,721	2,248	(26)%
Nontaxable or nondeductible items
Share-based compensation expense	156,169	22,332	(262)%
Others	29,717	4,249	(50)%
Other adjustments	(13,145)	(1,879)	22%
Income tax expense	144,542	20,669	(242)%

The tax effects of temporary differences that give rise to the deferred tax balances at December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In thousands)
Deferred tax assets:
Accrued expenses and others	620,639	558,550	79,872
Bad debt provision	69,182	95,107	13,600
Net operating losses carried forward	1,561,051	1,920,820	274,674
Recorded cost relating to capitalized assets	3,406,425	3,069,829	438,980
Operating lease liabilities	81,807	62,028	8,870
Fixed assets depreciation	11,836	11,908	1,701
Valuation allowance	(5,604,755)	(5,613,637)	(802,739)
Deferred tax assets, net	146,185	104,605	14,958
Deferred tax liabilities:
Long term investment fair value change	40,842	21,804	3,118
Operating lease assets	81,807	62,028	8,870
	122,649	83,832	11,988

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In thousands)
Classification in the consolidated balance sheets:
Deferred tax assets, net	23,536	20,773	2,970
Deferred tax liabilities	—	—	—

Valuation allowances have been provided on the net deferred tax assets where, based on all available evidence, it was considered more likely than not that some portion or all of the recorded deferred tax assets will not be realized in future periods.

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2024 and 2025, valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized.

As of December 31, 2024 and 2025, the Group had tax losses of RMB9,748.5 million and RMB12,073.4 million (US$1,726.5 million) deriving from entities in Chinese mainland, Hong Kong and Singapore. The tax losses in Chinese mainland can be carried forward for five years to offset future taxable income and the period was extended to ten years for entities qualified as HNTE in 2025 and thereafter. The tax losses in Hong Kong and Singapore can be carried forward without an expiration date.

The Group did not record any dividend withholding tax, as there were no taxable outside basis differences noted as of the end of the periods presented. As of and for the years ended December 31, 2023, 2024 and 2025, there was no significant impact from tax uncertainties on the Group’s financial position and result of operations. And the Group did not record any interest and penalties related to an uncertain tax position for each of the years ended December 31, 2023, 2024 and 2025. The Group does not expect the amount of unrecognized tax benefits would increase significantly in the next 12 months.